Schedule of Investments (unaudited)	iShares® MSCI Kuwait ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 4.5%
Agility Public Warehousing Co. KSC(a)	1,418,056	$2,480,526

Banks — 57.2%
Ahli United Bank KSCP	87,081	71,353
Al Ahli Bank of Kuwait KSCP	1,724,751	1,172,379
Boubyan Bank KSCP	36,952	69,770
Burgan Bank SAK	879,524	484,155
Gulf Bank KSCP	2,385,947	1,954,731
Kuwait Finance House KSCP	5,388,381	12,196,141
Kuwait International Bank KSCP	1,880,363	889,264
Kuwait Projects Co. Holding KSCP(a)	3,326,623	1,218,064
National Bank of Kuwait SAKP	4,347,866	12,459,623
Warba Bank KSCP	1,957,588	1,134,628
		31,650,108
Capital Markets — 2.2%
Boursa Kuwait Securities Co. KPSC	146,003	800,316
Noor Financial Investment Co. KSC	661,721	426,256
		1,226,572
Chemicals — 1.8%
Boubyan Petrochemicals Co. KSCP	463,029	972,322

Construction & Engineering — 0.9%
Combined Group Contracting Co. SAK	368,954	501,572

Diversified Consumer Services — 2.4%
Humansoft Holding Co. KSC	137,685	1,341,866

Electrical Equipment — 1.1%
Gulf Cable & Electrical Industries Co. KSCP	141,251	592,070

Energy Equipment & Services — 1.4%
Heavy Engineering & Ship Building Co. KSCP	278,311	754,970

Financial Services — 3.0%
A’ayan Leasing & Investment Co. KSCP	1,440,848	767,038
Alimtiaz Investment Group KSC(a)	770,170	143,477
National Investments Co. KSCP	1,076,595	776,974
		1,687,489
Food Products — 1.0%
Mezzan Holding Co. KSCC	317,267	530,918

Independent Power and Renewable Electricity Producers — 0.5%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	467,082	269,140

Industrial Conglomerates — 3.1%
Arabi Group Holding KSC(a)	274,238	514,834
Security	Shares	Value

Industrial Conglomerates (continued)
National Industries Group Holding SAK	1,966,210	$1,184,302
		1,699,136
Passenger Airlines — 1.4%
Jazeera Airways Co. KSCP	193,506	801,082

Real Estate Management & Development — 10.7%
Commercial Real Estate Co. Ksc	3,038,709	1,023,050
Kuwait Real Estate Co. KSC	1,660,465	999,719
Mabanee Co. KPSC	765,942	2,080,231
National Real Estate Co. KPSC(a)	3,341,790	711,873
Salhia Real Estate Co. KSCP	771,422	1,098,643
		5,913,516
Specialty Retail — 1.6%
Ali Alghanim Sons Automotive Co. KSCC, NVS	264,224	896,288

Trading Companies & Distributors — 1.5%
ALAFCO Aviation Lease & Finance Co. KSCP(a)	202,139	116,335
Integrated Holding Co. KCSC	511,434	742,570
		858,905
Wireless Telecommunication Services — 5.6%
Kuwait Telecommunications Co.	399,506	735,779
Mobile Telecommunications Co. KSCP	1,503,782	2,381,388
		3,117,167

Total Long-Term Investments — 99.9%
(Cost: $56,322,629)		55,293,647

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(b)(c)	20,000	20,000

Total Short-Term Securities — 0.0%
(Cost: $20,000)		20,000

Total Investments — 99.9%
(Cost: $56,342,629)		55,313,647
Other Assets Less Liabilities — 0.1%		38,967

Net Assets — 100.0%		$55,352,614

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$640,000	$—	$(620,000	)(a)	$—	$—	$20,000	20,000	$1,032	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kuwait ETF
November 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,116,764	$49,176,883	$—	$55,293,647
Short-Term Securities
Money Market Funds	20,000	—	—	20,000
	$6,136,764	$49,176,883	$—	$55,313,647

Portfolio Abbreviation

NVS	Non-Voting Shares

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